Summary Of Significant Accounting Policies (Schedule Of Goodwill Additions) (Details) (USD $)	3 Months Ended			12 Months Ended
	Sep. 30, 2011	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2010 Middlebury Interactive Languages LLC [Member]	Jun. 30, 2011 KC Distance Learning Corporation [Member]	Jun. 30, 2011 The American Education Corporation [Member]	Jun. 30, 2011 International School Of Berne [Member]	Jun. 30, 2011 Cardean Learning Group LLC [Member]
Goodwill [Line Items]
Balance, beginning balance	$ 55,627,000	$ 1,825,000	$ 300,000
Acquisition of Goodwill	11,000,000			1,500,000	34,500,000	15,700,000	2,800,000	800,000
Other adjustments	100,000
Balance, ending balance	$ 66,668,000	$ 1,825,000	$ 300,000